Bahl & Gaynor Income Growth ETF
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Consumer Discretionary - 5.7%
Home Depot, Inc.	14,718	$5,394,000
McDonald's Corporation	20,508	6,406,084
		11,800,084

Consumer Staples - 11.7%
Keurig Dr Pepper, Inc.	84,523	2,892,377
Mondelez International, Inc. - Class A	109,493	7,429,100
PepsiCo, Inc.	38,226	5,731,606
Procter & Gamble Company	47,644	8,119,491
		24,172,574

Energy - 12.2%
Chevron Corporation	33,340	5,577,449
Exxon Mobil Corporation	27,667	3,290,436
Kinder Morgan, Inc.	81,435	2,323,341
ONEOK, Inc.	24,202	2,401,322
Phillips 66	24,569	3,033,780
Williams Companies, Inc.	144,482	8,634,244
		25,260,572

Financials - 14.8%
CME Group, Inc.	13,103	3,476,095
Hartford Insurance Group, Inc.	18,644	2,306,822
JPMorgan Chase & Company	25,219	6,186,221
Marsh & McLennan Companies, Inc.	28,809	7,030,260
PNC Financial Services Group, Inc.	25,971	4,564,922
Travelers Companies, Inc.	26,741	7,071,925
		30,636,245

Health Care - 16.4%
AbbVie, Inc.	47,192	9,887,668
Eli Lilly & Company	12,251	10,118,223
Johnson & Johnson	47,866	7,938,098
Merck & Company, Inc.	67,783	6,084,202
		34,028,191

Industrials - 12.3%
Automatic Data Processing, Inc.	17,167	5,245,034
Eaton Corporation PLC	13,348	3,628,387
Fastenal Company	18,256	1,415,753
General Dynamics Corporation	6,088	1,659,467
Illinois Tool Works, Inc.	10,680	2,648,747
Lockheed Martin Corporation	7,414	3,311,908
Paychex, Inc.	26,989	4,163,863
RTX Corporation	13,640	1,806,754
Union Pacific Corporation	6,635	1,567,452
		25,447,365

Information Technology - 14.3%
Broadcom, Inc.	53,485	8,954,993
Cisco Systems, Inc.	21,576	1,331,455
Corning, Inc.	65,907	3,017,222
Dell Technologies, Inc. - Class C	28,358	2,584,832
HP, Inc.	56,676	1,569,358
Microsoft Corporation	14,407	5,408,244
QUALCOMM, Inc.	15,211	2,336,562
Texas Instruments, Inc.	25,268	4,540,660
		29,743,326

Materials - 1.8%
Air Products and Chemicals, Inc.	13,006	3,835,730

Real Estate - 2.9%
Prologis, Inc.	8,947	1,000,185
Realty Income Corporation	38,750	2,247,888
VICI Properties, Inc.	84,207	2,746,832
		5,994,905

Utilities - 7.5%
NextEra Energy, Inc.	80,814	5,728,904
PPL Corporation	99,255	3,584,098
Sempra	54,423	3,883,625
WEC Energy Group, Inc.	22,467	2,448,454
		15,645,081
TOTAL COMMON STOCKS (Cost $180,881,115)		206,564,073

SHORT-TERM INVESTMENTS - 0.5%		Value
U.S. Treasury Bills - 0.5%	Par
4.20%, 06/05/2025 (a)	72,000	71,455
4.19%, 06/12/2025 (a)	82,000	81,314
4.19%, 06/26/2025 (a)	792,000	784,073
TOTAL SHORT-TERM INVESTMENTS (Cost $936,962)		936,842

TOTAL INVESTMENTS - 100.1% (Cost $181,818,077)		207,500,915
Liabilities in Excess of Other Assets - (0.1)%		(157,343)
TOTAL NET ASSETS - 100.0%		$207,343,572
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	The rate shown is the annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Bahl & Gaynor Income Growth ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$206,564,073	$–	$–	$206,564,073
U.S. Treasury Bills	–	936,842	–	936,842
Total Investments	$206,564,073	$936,842	$–	$207,500,915

Refer to the Schedule of Investments for further disaggregation of investment categories.